INCOME TAX (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended		18 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024
Operating Loss Carryforwards [Line Items]
Income tax rate	34.59%	34.59%	34.59%	34.59%
Net change in valuation allowance	¥ 108,260		¥ 115,553	¥ 119,512	¥ 108,260
Operating loss, carried forward	678,736		678,736		678,736
Net change in valuation allowance			¥ 3,959	¥ 19,421
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net change in valuation allowance	¥ 7,293				¥ 7,293
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net change in valuation allowance		¥ 16,697
China [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate			25.00%		25.00%